TIAA Real Estate Account c/o Teachers Insurance and Annuity Association of America 8500 Andrew Carnegie Boulevard Charlotte, NC 28262	F. Scott Thomas Director and Associate General Counsel (704) 988-3687 (tele) (704) 988-4924 (fax) sthomas@tiaa.org

April 26, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549-4644

Re:	TIAA Real Estate Account Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-210139)

Ladies and Gentlemen:

On behalf of the TIAA Real Estate Account (the “Account”), we have attached for filing Pre-Effective Amendment No. 1 to the above–captioned registration statement on Form S-1 (“Amendment No. 1”), including exhibits.

Amendment No. 1 is being filed pursuant to Rule 429 under the Securities Act of 1933 (“1933 Act”), and it is proposed to become effective as soon as reasonably practicable after 9:00 a.m. EDT on April 29, 2016.

The main purpose of Amendment No. 1 is to update certain disclosure in the Account’s prospectus, including financial and performance information.

If you have any question regarding this filing, please do not hesitate to call me at (704) 988-3687.

Sincerely,

/s/ F. Scott Thomas
F. Scott Thomas, Esq.
Director and Associate General Counsel

FST/fst